PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			111 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 4	$ 0	$ 2	$ 2	$ 0	$ 10
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 3